MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO                   ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Growth Portfolio (Class H) and the S&P 500 Index, from December 31, 1989 through December 31, 1999

[GRAPH]

                                       GROWTH        S&P 500
                                     PORTFOLIO (H)    INDEX
                                     -------------   ---------
Dec-89                                 $10,000       $10,000
Jan-90                                  $9,477        $9,329
Feb-90                                  $9,717        $9,449
Mar-90                                  $9,871        $9,700
Apr-90                                  $9,726        $9,458
May-90                                 $10,455       $10,379
Jun-90                                 $10,446       $10,309
Jul-90                                 $10,214       $10,276
Aug-90                                  $9,322        $9,348
Sep-90                                  $8,765        $8,894
Oct-90                                  $8,619        $8,856
Nov-90                                  $8,937        $9,428
Dec-90                                  $9,183        $9,690
Jan-91                                  $9,773       $10,110
Feb-91                                 $10,512       $10,832
Mar-91                                 $10,720       $11,094
Apr-91                                 $10,790       $11,121
May-91                                 $11,059       $11,599
Jun-91                                 $10,607       $11,068
Jul-91                                 $11,476       $11,584
Aug-91                                 $11,824       $11,857
Sep-91                                 $12,032       $11,659
Oct-91                                 $12,388       $11,815
Nov-91                                 $12,049       $11,340
Dec-91                                 $13,046       $12,635
Jan-92                                 $13,063       $12,400
Feb-92                                 $13,168       $12,560
Mar-92                                 $12,679       $12,317
Apr-92                                 $12,355       $12,677
May-92                                 $12,381       $12,740
Jun-92                                 $12,032       $12,550
Jul-92                                 $12,285       $13,062
Aug-92                                 $11,979       $12,795
Sep-92                                 $11,962       $12,946
Oct-92                                 $12,477       $12,990
Nov-92                                 $13,439       $13,432
Dec-92                                 $13,802       $13,597
Jan-93                                 $14,057       $13,711
Feb-93                                 $13,459       $13,898
Mar-93                                 $13,961       $14,191
Apr-93                                 $13,441       $13,848
May-93                                 $14,040       $14,217
Jun-93                                 $14,313       $14,259
Jul-93                                 $14,366       $14,202
Aug-93                                 $15,307       $14,740
Sep-93                                 $15,897       $14,626
Oct-93                                 $16,408       $14,929
Nov-93                                 $15,897       $14,787
Dec-93                                 $16,517       $14,966
Jan-94                                 $16,901       $15,475
Feb-94                                 $16,434       $15,056
Mar-94                                 $15,236       $14,401
Apr-94                                 $15,090       $14,585
May-94                                 $14,998       $14,823
Jun-94                                 $14,282       $14,460
Jul-94                                 $14,710       $14,934
Aug-94                                 $15,547       $15,545
Sep-94                                 $15,454       $15,165
Oct-94                                 $15,286       $15,505
Nov-94                                 $14,822       $14,941
Dec-94                                 $14,592       $15,162
Jan-95                                 $14,893       $15,555
Feb-95                                 $15,113       $16,160
Mar-95                                 $15,584       $16,636
Apr-95                                 $15,654       $17,126
May-95                                 $15,805       $17,809
Jun-95                                 $16,386       $18,222
Jul-95                                 $17,278       $18,825
Aug-95                                 $17,348       $18,872
Sep-95                                 $17,915       $19,669
Oct-95                                 $17,644       $19,598
Nov-95                                 $18,538       $20,456
Dec-95                                 $19,334       $20,851
Jan-96                                 $19,235       $21,560
Feb-96                                 $19,763       $21,760
Mar-96                                 $20,203       $21,969
Apr-96                                 $21,238       $22,292
May-96                                 $22,041       $22,865
Jun-96                                 $22,118       $22,952
Jul-96                                 $19,884       $21,938
Aug-96                                 $20,947       $22,401
Sep-96                                 $22,554       $23,659
Oct-96                                 $22,037       $24,312
Nov-96                                 $22,862       $26,148
Dec-96                                 $22,949       $25,630
Jan-97                                 $23,907       $27,230
Feb-97                                 $23,067       $27,445
Mar-97                                 $21,439       $26,319
Apr-97                                 $21,268       $27,888
May-97                                 $22,660       $29,592
Jun-97                                 $23,789       $30,909
Jul-97                                 $25,338       $33,366
Aug-97                                 $24,563       $31,498
Sep-97                                 $26,546       $33,221
Oct-97                                 $25,640       $32,111
Nov-97                                 $25,640       $33,598
Dec-97                                 $26,484       $34,176
Jan-98                                 $26,535       $34,552
Feb-98                                 $28,738       $37,043
Mar-98                                 $29,941       $38,939
Apr-98                                 $29,941       $39,337
May-98                                 $28,805       $38,660
Jun-98                                 $30,856       $40,230
Jul-98                                 $30,246       $39,803
Aug-98                                 $24,637       $34,052
Sep-98                                 $26,545       $36,234
Oct-98                                 $28,284       $39,176
Nov-98                                 $30,415       $41,551
Dec-98                                 $34,586       $43,944
Jan-99                                 $36,428       $45,781
Feb-99                                 $34,375       $44,357
Mar-99                                 $36,332       $46,131
Apr-99                                 $36,639       $47,917
May-99                                 $35,872       $46,786
Jun-99                                 $38,135       $49,382
Jul-99                                 $37,176       $47,842
Aug-99                                 $35,891       $47,602
Sep-99                                 $36,275       $46,298
Oct-99                                 $38,500       $49,229
Nov-99                                 $41,071       $50,228
Dec-99                                 $46,212       $53,181

AVERAGE ANNUAL TOTAL RETURN (%), PERIODS ENDED 12/31/99
-----------------------------------------------------------------------------------------------
                                          6 Months   1 Year   5 Years    10 Years    Inception*
Class H                                    21.18      33.61    25.93       16.54        16.80
Class I                                     N/A        N/A      N/A         N/A         17.00
S&P 500 Index                               7.70      21.03    28.54       18.19        16.79

*Inception: since commencement of issuance on May 4, 1987 for Class H shares and July 18, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

 The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended 1999, the Portfolio's adviser voluntarily waived payment of certain fees (including the distribution fee payable by Class I shares). Absent this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[Sidenote]
The graph depicts the performance of Mitchell Hutchins Series Trust--Growth Portfolio (Class H) and the S&P 500 Index. Fees and expenses of Class I shares are higher than those of Class H shares and the performance of Class I shares will differ from the performance of Class H shares. It is important to note the Growth Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


Dear Contract Owner,                                           February 15, 2000

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") for the fiscal year ended December 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] All of the major equity markets gained during the fiscal year but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up 85.59%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw strong gains of 27.29% and 21.03%, respectively. Throughout the fiscal year, a relatively small number of stocks led the charge, and market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong. Overall, it was a good year for growth stocks, which gained 33.16% as measured by the Russell 1000 Growth Index.


OUTLOOK
Earnings momentum in the technology sector is likely to continue in 2000 as ongoing domestic demand extends overseas. High valuations, however, leave little room for disappointment, and 1999's success will make for difficult earnings comparisons in 2000. This could make careful stock selection more important than ever. Equity markets should fare reasonably well in 2000, with earnings expected to grow approximately 10-12% or more in an expanding global economy. This positive scenario assumes that the market can absorb an interest-rate increase of limited magnitude.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS*

                                        12/31/99           6/30/99
--------------------------------------------------------------------------------
Stocks                                    96.8%             92.8%
Cash Equivalents                           3.2%              7.2%
No. of Securities                          121               119
Net Assets ($mm)                         $38.8             $37.6
Beta vs. S&P 500 Index                    1.17              1.02
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
Our proprietary growth model creates a universe from which we select stocks that we believe have above-average growth potential. We generally focus our stock picks on the "best in class"--companies that lead their industries and that we believe can increase earnings by at least 10% each year. For the past six-month period, and for the past year as a whole, we found most of our "best in class" picks in our highest-weighted technology (40.1%) and consumer cyclical (30.6%) sectors.

* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO                   ANNUAL REPORT

TOP FIVE SECTORS*

                               12/31/99                                   6/30/99
---------------------------------------------------------------------------------
Technology                        40.1%    Consumer Cyclical                36.9%
Consumer Cyclical                 30.6     Technology                       25.4
Utilities                          9.2     Utilities                         9.6
Financial Services                 6.2     Financial Services                7.5
Healthcare                         3.9     Healthcare                        5.8
---------------------------------------------------------------------------------
TOTAL                             90.0     TOTAL                            85.2

   The Portfolio rose 21.18% for the six months ending 12/31/99, outstripping the 7.70% gain in the S&P 500 by a wide margin. Technology, telecommunications and specialty retailing were the key contributors to performance. Our bias toward larger-cap securities has been positive for the Portfolio. We continue to weed out smaller-cap issues when larger-cap opportunities with comparable upside potential are identified. Because we are in a low-inflation, high-growth, momentum-driven segment of the market, even small changes in the perception of interest rate direction or of a company's fundamental prospects can lead to large swings in its stock price.

   Full year 1999 returns also exceeded the S&P 500. The Portfolio returned 33.61% versus the 21.03% return posted by the Index.

   We seek to identify and invest in companies that we believe are poised to show sustained or accelerating earnings growth over the next few years, and which are reasonably priced relative to that growth. The use of the Mitchell Hutchins Multi-Factor Growth Model provides a good source of ideas. Supported by this model and subsequent screening processes, including a rigorous analysis of the sustainability of future earnings, we analyze potential investments and existing holdings both on a solid, ongoing fundamental basis, and in relation to valuation parameters. We tend to invest for the long term, but we also look out for, and seek to avoid exposure to, short-term events that could negatively affect a security's price.

   Our holdings are selected through a fundamental, bottom-up process, yet they tend to reflect broad investment themes. Many times these themes overlap a variety of industries. For example, we have long believed that technological evolution is having, and will continue to have, a profound impact on the way we conduct our businesses and our lives. Two more themes that we believe affect a broad range of industries are the critical importance of having strong brands and the need to establish a global presence.

   The recently announced merger of America Online Inc. (AOL) (1.9%) and Time Warner, Inc. (TWX) (2.0%) demonstrates these themes.* The dominant "content-based" Internet player is combining with the leading global-branded media and content provider, who is also the second largest cable operator in the United States. Citigroup Inc. (C) (0.3%), the dominant financial service company, also embodies these themes with the global presence of Citibank now enhancing the investment banking opportunities of Salomon Smith Barney. And Traveler's Insurance is a dominant brand


* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


in its industry. Wal-Mart Stores, Inc. (WMT) (1.4%), the leading retailer in the U.S., is also expanding internationally, both internally and through acquisitions. Wal-Mart's recently launched website brings e-commerce to the company, which has long been a pioneer in the application of technology to the "back office" part of its operations.

   The dominant trends in the worldwide economy continue to be technological change and telecommunications expansion. Areas of concern relate less to the companies and their ability to deliver, and more to the current impulsive nature of the market, which can create unreasonable expectations, excessively high valuations, and, in the dot.com mania, a definitely speculative environment. Our challenge is to maintain prudence and redouble our efforts in analyzing the fundamentals of the companies in which we are invested.

   Our investment strategy results in a relatively low-turnover portfolio. Recent purchases include ASM Lithography Holdings (ASML) (0.4%), which produces systems that are part of the production of semiconductors; The Gap, Inc. (GPS) (0.3%), a specialty retailer of casual apparel, and United Parcel Service Inc.
(UPS) (0.1%), the dominant package delivery company. Recent sales were Walgreen
(WAG), where growth prospects seem to be less than those of the Gap; and Boston Scientific (BSX), a manufacturer of cardiology stents, where new management is integrating acquisitions more slowly than expected.

TOP 10 HOLDINGS*

                                12/31/99                                  6/30/99
---------------------------------------------------------------------------------
Cisco Systems, Inc.                 3.6%   Cisco Systems, Inc.               2.8%
EMC Corp.                           3.4    MCI Worldcom Inc.                 2.7
JDS Uniphase Corp.                  2.7    AT&T Corp.                        2.6
Home Depot, Inc.                    2.5    Dell Computer Corp.               2.5
Dell Computer Corp.                 2.5    Time Warner, Inc.                 2.5
Sun Microsystems Inc.               2.5    Outdoor Systems Inc.              2.2
AT&T Corp.                          2.4    America Online Inc.               2.1
MCI Worldcom Inc.                   2.1    EMC Corp.                         2.0
Tiffany & Co.                       2.0    Home Depot, Inc.                  2.0
Time Warner, Inc.                   2.0    Tyco International Ltd.           2.0
---------------------------------------------------------------------------------
Total                              25.7    Total                            23.4

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander               /s/ Brian M. Storms

MARGO ALEXANDER                   BRIAN M. STORMS
Chairman and                      President and
Chief Executive Officer           Chief Operating Officer
Mitchell Hutchins                 Mitchell Hutchins
Asset Management Inc.             Asset Management Inc.

* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1999

Number of
  Shares                                                               Value
----------                                                         ------------
COMMON STOCKS--96.79%
AIRLINES--0.71%
    6,200  Continental Airlines Inc*. ..........................   $    275,125
                                                                   ------------
ALCOHOL--0.46%
    2,500  Anheuser-Busch Companies, Inc. ......................        177,188
                                                                   ------------
APPAREL, RETAIL--0.68%
    5,100  Abercrombie and Fitch Co.* ..........................        136,106
    2,800  Gap, Inc. ...........................................        128,800
                                                                   ------------
                                                                        264,906
                                                                   ------------
APPAREL, TEXTILES--0.64%
    5,000  Nike Inc. ...........................................        247,813
                                                                   ------------
BANKS--0.85%
    4,500  Firstar Corp. .......................................         95,063
    3,000  The Chase Manhattan Corp. ...........................        233,062
                                                                   ------------
                                                                        328,125
                                                                   ------------
BEVERAGES & TOBACCO--0.63%
   14,800  Pepsi Bottling Group, Inc. ..........................        245,125
                                                                   ------------
BROADCASTING--2.67%
    3,800  Amfm Inc. ...........................................        297,350
   20,375  Infinity Broadcasting Corp.* ........................        737,320
                                                                   ------------
                                                                      1,034,670
                                                                   ------------
CHEMICALS--0.36%
    2,700  Sealed Air Corp.* ...................................        139,894
                                                                   ------------

COMPUTER-BUSINESS SERVICES--1.56%
    2,100  CMG Information Services Inc.*(1) ...................        581,437
      500  Priceline.com Inc.*(1) ..............................         23,688
                                                                   ------------
                                                                        605,125
                                                                   ------------
COMPUTER HARDWARE--14.95%
    4,200  Apple Computer, Inc.* ...............................        431,812
   13,000  Cisco Systems, Inc.* ................................      1,392,625
   19,300  Dell Computer Corp.* ................................        984,300
   12,000  EMC Corp.* ..........................................      1,311,000
    3,000  IBMCorp. ............................................        324,000
    4,600  Network Appliance, Inc.* ............................        382,088
   12,600  Sun Microsystems Inc.* ..............................        975,712
                                                                   ------------
                                                                      5,801,537
                                                                   ------------
COMPUTER SOFTWARE--3.59%
    4,100  BMC Software, Inc.* .................................        327,743
    9,100  Cadence Design Systems, Inc.* .......................        218,400
    5,300  Compuware Corp.* ....................................        197,425
    4,200  Microsoft Corp.* ....................................        490,350
    4,700  Sterling Commerce Inc.* .............................        160,094
                                                                   ------------
                                                                      1,394,012
                                                                   ------------
CONSUMER DURABLES--1.23%
    5,000  Avery Dennison Corp. ................................        364,375
    4,500  Masco Corp. .........................................        114,188
                                                                   ------------
                                                                        478,563
                                                                   ------------
DIVERSIFIED RETAIL--4.55%
    5,800  Costco Companies, Inc.* .............................   $    529,250
    4,000  Federated Department Stores, Inc.* ..................        202,250
    3,200  Kohl's Corp.* .......................................        231,000
    3,400  Target Corp. ........................................        249,687
    8,000  Wal-Mart Stores, Inc. ...............................        553,000
                                                                   ------------
                                                                      1,765,187
                                                                   ------------
DRUGS & MEDICINE--2.40%
    2,700  Aventis Corp. .......................................        153,562
    4,000  Cardinal Health, Inc. ...............................        191,500
    6,500  Elan Corp. PLC, ADR* ................................        191,750
    1,000  Genetech, Inc. ......................................        134,500
    6,200  Schering-Plough Corp. ...............................        261,562
                                                                   ------------
                                                                        932,874
                                                                   ------------
ELECTRICAL EQUIPMENT--7.13%
    3,000  Jabil Circuit Inc.* .................................        219,000
    1,500  KLA-Tencor Corp.* ...................................        167,063
    8,000  Level 3 Communications Inc.* ........................        655,000
    3,900  Lucent Technologies, Inc. ...........................        291,769
    2,000  Motorola, Inc. ......................................        294,500
    3,900  SCISystems Inc.* ....................................        320,531
    3,800  Tellabs, Inc.* ......................................        243,912
    8,700  Teradyne Inc.* ......................................        574,200
                                                                   ------------
                                                                      2,765,975
                                                                   ------------
ENERGY RESERVES & PRODUCTION--0.33%
    1,584  Exxon Mobil Corp. ...................................        127,611
                                                                   ------------
ENTERTAINMENT--6.33%
    9,000  Carnival Corp. ......................................        430,312
   13,700  Cinar Films, Inc.* ..................................        335,650
    7,400  Fox Entertainment Group Inc.* .......................        184,538
   16,500  Liberty Media Group .................................        936,375
    9,400  Viacom Inc.* ........................................        568,112
                                                                   ------------
                                                                      2,454,987
                                                                   ------------
ENVIRONMENTAL SERVICES--0.46%
   12,400  Republic Services Inc.* .............................        178,250
                                                                   ------------
FINANCIAL SERVICES--2.14%
    1,900  Citigroup Inc. ......................................        105,569
    5,800  Federal Home Loan Mortgage Corp. ....................        272,962
    3,500  Federal National Mortgage Association ...............        218,531
    8,500  MBNA Corp. ..........................................        231,625
                                                                   ------------
                                                                        828,687
                                                                   ------------
FOOD RETAIL--1.15%
   10,400  Kroger Co.* .........................................        196,300
    7,000  Safeway, Inc.* ......................................        248,938
                                                                   ------------
                                                                        445,238
                                                                   ------------


                                                                               5

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


Number of
  Shares                                                               Value
----------                                                         ------------
COMMON STOCKS--(CONCLUDED)
FOREST PRODUCTS, PAPER--0.74%
    4,000  Weyerhaeuser Co. ....................................   $    287,250
                                                                   ------------
FREIGHT, AIR, SEA & LAND--0.10%
      550  United Parcel Service Inc. ..........................         37,950
                                                                   ------------
HOTELS--0.23%
   11,600  Extended Stay America Inc.* .........................         88,450
                                                                   ------------
HOUSEHOLD PRODUCTS--0.26%
    2,000  Estee Lauder, Inc. ..................................        100,875
                                                                   ------------
INDUSTRIAL PARTS--1.08%
    1,500  ASM Lithography Holdings* ...........................        170,625
    6,500  Mettler-Toledo International Inc.* ..................        248,219
                                                                   ------------
                                                                        418,844
                                                                   ------------
INDUSTRIAL SERVICES/SUPPLIES--1.67%
    4,000  Cendant Corp.* ......................................        106,250
   13,900  Tyco International Ltd. .............................        540,363
                                                                   ------------
                                                                        646,613
                                                                   ------------
INFORMATION & COMPUTER SERVICES--6.87%
   10,000  America Online Inc.* ................................        754,375
    2,200  Computer Sciences Corp.* ............................        208,175
    1,200  Equant Corp. ........................................        134,400
    1,000  Media Metrix Inc.* ..................................         35,750
    3,000  Omnicom Group Inc. ..................................        300,000
   10,800  Paychex, Inc. .......................................        432,000
    5,750  Valassis Communications Inc.* .......................        242,938
    1,500  Williams Communications Group, Inc. .................         43,406
    7,300  Young & Rubicam Inc.* ...............................        516,475
                                                                   ------------
                                                                      2,667,519
                                                                   ------------
LIFE INSURANCE--1.72%
    2,300  American General Corp. ..............................        174,513
    8,000  AXA Financial, Inc. .................................        271,000
    2,500  Hartford Life Inc. ..................................        110,000
    4,000  Nationwide Financial Services Inc.* .................        111,750
                                                                   ------------
                                                                        667,263
                                                                   ------------
LONG DISTANCE & PHONE COMPANIES--5.18%
   13,300  AT&T Corp.* (1) .....................................        674,975
    2,600  France Telecom, ADR* ................................        347,100
   15,750  MCI WorldCom Inc.* ..................................        835,734
    3,100  SBC Communications, Inc. ............................        151,125
                                                                   ------------
                                                                      2,008,934
                                                                   ------------
MANUFACTURING-GENERAL--1.26%
    3,600  Ingersoll Rand Co. ..................................        198,225
    4,500  United Technologies Corp. ...........................        292,500
                                                                   ------------
                                                                        490,725
                                                                   ------------
MEDIA--6.32%
    2,000  Cablevision Systems Corp.* ..........................        151,000
   11,500  Comcast Corp. .......................................        581,469
    3,500  Insight Communications Inc. .........................        103,688
    3,200  MediaOne Group, Inc.* ...............................        245,800
   25,000  Princeton Video Image Inc.* .........................        200,000

MEDIA--(CONCLUDED)
   10,600  Time Warner, Inc. ...................................   $    767,837
    7,300  USANetworks, Inc.* ..................................        403,325
                                                                   ------------
                                                                      2,453,119
                                                                   ------------
MEDICAL PRODUCTS--0.48%
    4,000  Guidant Corp. .......................................        188,000
                                                                   ------------
OIL REFINING--0.46%
    7,700  Repsol S.A., ADR ....................................        179,025
                                                                   ------------
OTHER INSURANCE--1.24%
    2,600  Ambac Financial Group Inc. ..........................        135,688
    3,200  American International Group Inc. ...................        346,000
                                                                   ------------
                                                                        481,688
                                                                   ------------
PUBLISHING--0.98%
    4,000  New York Times Co. ..................................        196,500
    5,500  News Corp. Ltd., ADR ................................        183,906
                                                                   ------------
                                                                        380,406
                                                                   ------------
RESTAURANTS--0.37%
    3,600  McDonalds Corp. .....................................        145,125
                                                                   ------------
SECURITIES & ASSET MANAGEMENT--0.30%
    3,000  Charles Schwab Corp. ................................        115,125
                                                                   ------------
SEMICONDUCTOR--6.05%
    2,200  Altera Corp.* .......................................        109,038
    2,400  Applied Materials, Inc.* ............................        304,050
    1,200  Broadcom Corp. ......................................        326,850
    5,200  Fairchild Semiconductor International* ..............        154,700
    2,200  Intel Corp. .........................................        181,088
    6,600  JDS Uniphase Corp.* .................................      1,064,662
    4,600  Xilinx Inc.* ........................................        209,156
                                                                   ------------
                                                                      2,349,544
                                                                   ------------
SPECIALTY RETAIL--7.06%
   14,000  Autonation Inc. .....................................        129,500
    5,500  Bed, Bath & Beyond Inc.* ............................        191,125
   14,400  Home Depot, Inc. ....................................        987,300
    4,200  Lowe's Companies, Inc. ..............................        250,950
   19,400  Staples Inc.* .......................................        402,550
    8,700  Tiffany & Co. .......................................        776,475
                                                                   ------------
                                                                      2,737,900
                                                                   ------------
TELECOMMUNICATIONS--1.18%
    1,200  Covad Communications Group Inc.* ....................         67,125
    4,900  Global Crossing Ltd.*(1) ............................        245,000
    1,000  Global Telesystems Group Inc.* ......................         34,625
      750  Infonet Services Corp. ..............................         19,688
    2,300  NorthPoint Communications Group, Inc.* ..............         55,200
    1,200  Rhythms Netconnections, Inc.* .......................         37,200
                                                                   ------------
                                                                        458,838
                                                                   ------------
WIRELESS TELECOMMUNICATIONS--0.42%
    3,250  Vodafone Group PLC ..................................        160,875
                                                                   ------------
Total Common Stocks (cost--$17,662,059) ........................     37,554,960
                                                                   ------------

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO

Principal
 Amount
  (000)                                                                            Maturity Date     Interest Rate      Value
---------                                                                        -----------------  ---------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATION@--3.36%

$   1,305  Federal Home Loan Mortgage Corp. Discount Notes (cost--$1,304,891).       01/03/00            1.500%        $ 1,304,891
                                                                                                                       -----------
Total Investments (cost--$18,966,950)--100.15% ...............................                                          38,859,851
Liabilities in excess of other assets--(0.15)% ...............................                                             (57,565)
                                                                                                                       -----------
Net Assets--100.00% ..........................................................                                         $38,802,286
                                                                                                                       -----------
                                                                                                                       -----------

------------------
*     Non-income producing security.
@     Interest rate shown is a discount rate at date of purchase.
(1)   Security or portion thereof was on loan at December 31, 1999.
ADR   American Depositary Receipt





                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1999

ASSETS
Investments, at value (cost--$18,966,950) ................................................................     $ 38,859,851
Investment of cash collateral received for securities loaned, at value (cost--$1,643,600) ................        1,643,600
Cash .....................................................................................................              386
Dividends and interest receivable ........................................................................           20,785
Other assets .............................................................................................              126
                                                                                                               ------------
Total assets .............................................................................................       40,524,748
                                                                                                               ------------
LIABILITIES
Collateral for securities loaned .........................................................................        1,643,600
Payable to affiliates ....................................................................................           23,597
Accrued expenses and other liabilities ...................................................................           55,265
                                                                                                               ------------
Total liabilities ........................................................................................        1,722,462
                                                                                                               ------------
NET ASSETS
Beneficial interest shares of $0.001 par value (unlimited amount authorized) .............................       10,777,127
Accumulated net realized gains from investment transactions ..............................................        8,132,258
Net unrealized appreciation of investments ...............................................................       19,892,901
                                                                                                               ------------
Net assets ...............................................................................................     $ 38,802,286
                                                                                                               ------------
                                                                                                               ------------
CLASS H:
Net assets ...............................................................................................     $ 36,427,688
                                                                                                               ------------
Shares outstanding .......................................................................................        1,512,191
                                                                                                               ------------
Net asset value, offering price and redemption value per share ...........................................           $24.09
                                                                                                                     ------
                                                                                                                     ------
CLASS I:
Net assets ...............................................................................................     $  2,374,598
                                                                                                               ------------
Shares outstanding .......................................................................................           98,573
                                                                                                               ------------
Net asset value, offering price and redemption value per share ...........................................           $24.09
                                                                                                                     ------
                                                                                                                     ------





                 See accompanying notes to financial statements
8

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


STATEMENT OF OPERATIONS

                                                                                                               FOR THE YEAR
                                                                                                                   ENDED
                                                                                                             DECEMBER 31, 1999
                                                                                                             -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,458) ...................................................        $    120,293
Interest .................................................................................................              79,328
                                                                                                                  ------------
                                                                                                                       199,621
                                                                                                                  ------------
EXPENSES:

Investment advisory and administration ...................................................................             278,216
Legal and audit ..........................................................................................              47,478
Reports and notices to shareholders ......................................................................              43,292
Custody and accounting ...................................................................................              24,151
Trustees' fees ...........................................................................................               7,500
Transfer agency fees and related service expenses ........................................................               2,250
Distribution fees--Class I ...............................................................................               1,461
Other expenses ...........................................................................................               8,706
                                                                                                                  ------------
                                                                                                                       413,054
Less: Fee waivers and reimbursements from investment advisor .............................................              (1,657)
                                                                                                                  ------------
Net expenses .............................................................................................             411,397
                                                                                                                  ------------
Net investment loss ......................................................................................            (211,776)
                                                                                                                  ------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:

Net realized gains from investments ......................................................................           8,344,140
Net change in unrealized appreciation of investments .....................................................           2,623,209
                                                                                                                  ------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS ...........................................          10,967,349
                                                                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................................        $ 10,755,573
                                                                                                                  ------------
                                                                                                                  ------------


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     FOR THE YEARS
                                                                                                          ENDED
                                                                                            ----------------------------------
                                                                                                1999                  1998
                                                                                            ------------          ------------
FROM OPERATIONS:
Net investment loss...............................................                          $   (211,776)         $   (141,855)
Net realized gains from investments...............................                             8,344,140             4,562,483
Net change in unrealized appreciation of investments..............                             2,623,209             5,944,986
                                                                                            ------------          ------------
Net increase in net assets resulting from operations..............                            10,755,573            10,365,614
                                                                                            ------------          ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investments--Class H......................                                  (698)           (4,757,892)
Net realized gains from investments--Class I......................                                   (24)                   --
                                                                                            ------------          ------------
Total distributions to shareholders...............................                                  (722)           (4,757,892)
                                                                                            ------------          ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.............................                              6,639,848             3,007,908
Cost of shares repurchased.......................................                            (19,983,254)          (11,504,125)
Proceeds from dividends reinvested...............................                              4,561,141             9,132,440
                                                                                            ------------          ------------
Net increase (decrease) in net assets from
   beneficial interest transactions..............................                             (8,782,265)              636,223
                                                                                            ------------          ------------
Net increase in net assets.......................................                              1,972,586             6,243,945

NET ASSETS:
Beginning of year................................................                             36,829,700            30,585,755
                                                                                            ------------          ------------

End of year......................................................                           $ 38,802,286          $ 36,829,700
                                                                                            ------------          ------------
                                                                                            ------------          ------------


                 See accompanying notes to financial statements
10

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect of its distribution plan. Class H has no distribution plan.

   The preparation of financial statements in accordance with accounting principles accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS


   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gain/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is accrued at an annual rate of 0.75% of the Portfolio's average daily net assets.

   At December 31, 1999, the Fund owed Mitchell Hutchins $23,484 in investment advisory and administration fees. Mitchell Hutchins waived $196 of its investment advisory and administration fees in connection with the investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC.

   For the year ended December 31, 1999, the Portfolio paid $1,996 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period July 18, 1999 (commencement of issuance of Class I shares) to December 31, 1999, Mitchell Hutchins and the insurance companies agreed to waive the entire distribution fee of $1,461.

SECURITIES LENDING

    The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash

NOTES TO FINANCIAL STATEMENTS


or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended December 31, 1999, PaineWebber earned $2,898 in compensation as the Fund's lending agent and the portfolio earned compensation of $8,536 net of fees, rebates and expenses. At December 31, 1999, the portfolio owed PaineWebber $113 for security lending fees. PaineWebber also has been approved as a borrower under the Fund's securities lending program.

   At December 31, 1999, the Fund's custodian held debt securities having an aggregate value of $1,643,600 as collateral for portfolio securities loaned having a market value of $1,647,999 which was invested in the following money market funds:

 NUMBER OF
  SHARES
-----------
  428,611  Liquid Assets Portfolio .......................................................     $  428,611
  936,315  Mitchell Hutchins Private Money Market Fund LLC ...............................        936,315
  278,674  Prime Portfolio ...............................................................        278,674
                                                                                               ----------
           Total investments of cash collateral for securities loaned (cost--$1,643,600) .     $1,643,600
                                                                                               ----------
                                                                                               ----------

BANK LINE OF CREDIT

    The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 1999, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 1999, the components of net unrealized appreciation of investments were as follows:

   Gross appreciation (investments having an excess of value over cost) ...........    $20,868,201
   Gross depreciation (investments having an excess of cost over value) ...........       (975,300)
                                                                                       -----------
   Net unrealized appreciation of investments .....................................    $19,892,901
                                                                                       -----------
                                                                                       -----------

   For the year ended December 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $8,368,879 and $20,909,373 respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 1999, the Portfolio's net investment loss was reduced by $211,776, and accumulated net realized gains were reduced by $211,776. Permanent book/taxes" differences are primarily attributable to net operating losses.

NOTES TO FINANCIAL STATEMENTS


BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 per value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                       CLASS H                                 CLASS I
                                                ----------------------------------------------------     ----------------------
                                                                    FOR THE YEARS                          FOR THE PERIOD
                                                                        ENDED                              JULY 18, 1999*
                                                                     DECEMBER 31,                              THROUGH
                                                ----------------------------------------------------         DECEMBER 31,
                                                           1999                       1998                       1999
                                                -------------------------   ------------------------     ----------------------
                                                  SHARES        AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                                                ----------   ------------   --------    ------------     -------    -----------
Shares sold ...................................    221,139   $  4,236,774    184,496    $  3,007,908     119,166    $ 2,403,074
Shares redeemed ............................... (1,006,817)   (19,574,390)  (681,156)    (11,504,125)    (20,593)      (408,864)
Dividends reinvested ..........................    255,666      4,561,141    582,096       9,132,440       --            --
                                                ----------   ------------   --------    ------------     -------    -----------
Net increase (decrease) in shares outstanding .   (530,012)  $(10,776,475)    85,436    $    636,223      98,573    $ 1,994,210
                                                ----------   ------------   --------    ------------     -------    -----------
                                                ----------   ------------   --------    ------------     -------    -----------

* Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                  CLASS H                              CLASS I
                                                          ------------------------------------------------------  -----------------
                                                                      FOR THE YEARS ENDED DECEMBER 31,             FOR THE PERIOD
                                                          ------------------------------------------------------   JULY 18, 1999+
                                                                                                                       THROUGH
                                                            1999        1998       1997        1996        1995   DECEMBER 31, 1999
                                                          -------     -------    -------     -------     -------  -----------------
Net asset value, beginning of period ...................  $ 18.03     $ 15.63    $ 17.48     $ 17.57     $ 14.56       $ 20.59
                                                          -------     -------    -------     -------     -------       -------
Net investment income (loss) ...........................    (0.14)      (0.07)      0.03       (0.06)       0.04         (0.03)
Net realized and unrealized gains
  from investments .....................................     6.20        4.79       2.69        3.29        4.68          3.53
                                                          -------     -------    -------     -------     -------       -------
Net increase from investment operations ................     6.06        4.72       2.72        3.23        4.72          3.50
                                                          -------     -------    -------     -------     -------       -------
Dividends from net investment income ...................       --          --      (0.03)         --       (0.08)           --
Distributions from net realized gains from investments .    (0.00)++    (2.32)     (4.54)      (3.32)      (1.63)        (0.00)++
                                                          -------     -------    -------     -------     -------       -------
Total dividends and other distributions ................    (0.00)      (2.32)     (4.57)      (3.32)      (1.71)        (0.00)
                                                          -------     -------    -------     -------     -------       -------
Net asset value, end of period .........................  $ 24.09     $ 18.03    $ 15.63     $ 17.48     $ 17.57       $ 24.09
                                                          -------     -------    -------     -------     -------       -------
                                                          -------     -------    -------     -------     -------       -------
Total investment return(1) .............................    33.61%      30.59%     15.41%      18.70%      32.50%        17.00%
                                                          -------     -------    -------     -------     -------       -------
                                                          -------     -------    -------     -------     -------       -------
Ratios/Supplemental Data:
Net assets, end of period (000's) ......................  $36,428     $36,830    $30,586     $36,357     $42,784       $ 2,375
Expenses to average net assets, net of waivers(2) ......     1.11%       1.05%      1.05%       1.14%       1.02%         1.14%*
Net investment income (loss) to average net assets,
  net of waivers(3) ....................................    (0.58)%     (0.37)%     0.12%      (0.29)%      0.23%        (0.58)%*
Portfolio turnover rate ................................       23%         50%        89%         53%         41%           23%

-----------------------
*   Annualized.
+   Commencement of issuance of shares.
++ The Fund paid a distribution of less than $0.005 for the period ended December 31, 1999.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges: results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.11% and 1.39% for Class H and Class I, respectively.
(3) During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (0.58)% and (0.83)% for Class H and Class I, respectively.

MITCHELL HUTCHINS SERIES TRUST--GROWTH PORTFOLIO


REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Growth Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Growth Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")), as of December 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Growth Portfolio at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                            /s/ Ernst & Young LLP

New York, New York
February 16, 2000

                                  ANNUAL REPORT

--------------------------------------------------------------------------------
                                                     MITCHELL

                                                     HUTCHINS SERIES

                                                     TRUST



                                                     GROWTH

                                                     PORTFOLIO



                                                     DECEMBER 31, 1999




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                              All rights reserved.
                                  Member SIPC